Cover	Jan. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2022
Entity File Number	001-39132
Entity Registrant Name	EVMO, INC.
Entity Central Index Key	0001691077
Entity Tax Identification Number	81-3028414
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	433 N. Camden Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	(310)
Local Phone Number	926-2643
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false